Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities - Spartacus Acquisition Corp [Member]	4 Months Ended
Dec. 31, 2020 USD ($)
Private Placement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 20, 2020
Initial measurement on October 19, 2020	9,537,500
Change in valuation inputs or other assumptions	2,275,000
Fair value as of December 31, 2020	11,812,500
Public [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 20, 2020
Initial measurement on October 19, 2020	10,500,000
Change in valuation inputs or other assumptions	700,000
Fair value as of December 31, 2020	11,200,000
Warrant Liabilities [Member]
Summary of Significant Accounting Policies (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of August 20, 2020
Initial measurement on October 19, 2020	20,037,500
Change in valuation inputs or other assumptions	2,975,000
Fair value as of December 31, 2020	$ 23,012,500